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                                     Law Offices
                              Drinker Biddle & Reath LLP
                         Philadelphia National Bank Building
                                 1345 Chestnut Street
                             Philadelphia, PA 19107-3496
                              Telephone: (215) 988-2700
                                    Telex: 834684
                                 Fax: (215) 988-2757


                                    April 5, 1999

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

     Re:  The Galaxy Fund
          Registration Nos. 33-4806/811-4636
          ----------------------------------

Ladies and Gentlemen:

          On behalf of The Galaxy Fund ("Galaxy") and pursuant to Rule 497(e) of the Securities Act of 1933, attached herewith for filing please find: 1) a supplement dated April 5, 1999 to the Statement of Additional Information dated February 28, 1999, relating to Galaxy's Asset Allocation, Equity Income, Growth and Income, Strategic Equity, Equity Value, Equity Growth, International Equity, Small Cap Value and Small Company Equity Funds; 2) a supplement dated April 5, 1999 to the Statement of Additional Information dated February 28, 1999, relating to Galaxy's Short-Term Bond, Intermediate Government Income, High Quality Bond and Corporate Bond Funds; 3) a supplement dated April 5, 1999 to the Statement of Additional Information dated February 28, 1999, relating to Galaxy's Tax-Exempt Bond, New Jersey Municipal Bond, New York Municipal Bond, Connecticut Municipal Bond, Massachusetts Municipal Bond and Rhode Island Municipal Bond Funds; 4) a supplement dated April 5, 1999 to the Statement of Additional Information dated February 28, 1999, relating to Galaxy's Money Market, Government, U.S. Treasury, Tax-Exempt, Institutional Government Money Market, Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds; 5) a supplement dated April 5, 1999 to the Statement of Additional Information dated August 14, 1998, relating to Galaxy's Prime Reserves, Government Reserves and Tax-Exempt Reserves Funds; and 6) a supplement dated April 5, 1999 to the Statement of Additional Information dated October 31, 1998, relating to Prime Shares of Galaxy's Equity


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Securities and Exchange Commission
April 5, 1999
Page 2

Value, Equity Growth, Equity Income, International Equity, Small Company Equity, Asset Allocation, Small Cap Value, Growth and Income, Strategic Equity, Short-Term Bond, Intermediate Government Income, High Quality Bond and Tax-Exempt Bond Funds.

          Questions and comments concerning the enclosed materials may be directed to the undersigned at (215) 988-2699.


                              Very truly yours,


                              /s/ Edward T. Searle
                              ----------------------
                              Edward T. Searle

ETS/sdj